Income Taxes (Schedule Of Income Tax Expense) (Details) (USD $) In Thousands	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Income Taxes [Abstract]
Current, Federal	$ 25,889	$ 31,252	$ 32,590
Current, State	2,707	2,807	2,788
Current income tax expense	28,596	34,059	35,378
Deferred, Federal	(8,933)	3,209	3,285
Deferred, State	(714)	257	263
Deferred income tax expense	(9,647)	3,466	3,548
Income tax expense	$ 18,949	$ 37,525	$ 38,926